Income taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Apr. 02, 2023 CAD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 53.2
Deferred tax liabilities, beginning balance	(15.8)
Net deferred tax assets, beginning balance	37.4
Change in the year affecting net income	19.1
Change in the year affecting foreign exchange translation	2.0
Change in the year affecting goodwill	(8.1)
Change in the year affecting other comprehensive (loss) income	0.7
Deferred tax assets, ending balance	67.5
Deferred tax liabilities, ending balance	(16.4)
Net deferred tax assets, ending balance	51.1
Total deferred tax asset
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	72.2
Change in the year affecting net income	15.1
Change in the year affecting foreign exchange translation	2.6
Change in the year affecting goodwill	(8.1)
Change in the year affecting other comprehensive (loss) income	(0.1)
Deferred tax assets, ending balance	81.7
Losses carried forward
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	8.6
Change in the year affecting net income	2.9
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	11.5
Employee future benefits
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0.2
Change in the year affecting net income	0.0
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	(0.1)
Deferred tax assets, ending balance	0.1
Other liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	6.4
Change in the year affecting net income	3.7
Change in the year affecting foreign exchange translation	(0.1)
Change in the year affecting goodwill	(8.1)
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	1.9
Inventory capitalization
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	4.8
Change in the year affecting net income	1.6
Change in the year affecting foreign exchange translation	0.4
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	6.8
Capital lease
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	8.0
Change in the year affecting net income	0.9
Change in the year affecting foreign exchange translation	0.4
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	9.3
Tax relief from Swiss tax reform
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	11.8
Change in the year affecting net income	(4.9)
Change in the year affecting foreign exchange translation	0.7
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	7.6
Unrealized profit in inventory
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	25.0
Change in the year affecting net income	10.7
Change in the year affecting foreign exchange translation	1.2
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	36.9
Provisions and other temporary differences
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	7.4
Change in the year affecting net income	0.2
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	7.6
Total deferred tax liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(34.8)
Change in the year affecting net income	4.0
Change in the year affecting foreign exchange translation	(0.6)
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	0.8
Deferred tax liabilities, ending balance	(30.6)
Unrealized foreign exchange
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(6.9)
Change in the year affecting net income	3.0
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	0.8
Deferred tax liabilities, ending balance	(3.1)
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(18.4)
Change in the year affecting net income	(0.1)
Change in the year affecting foreign exchange translation	(0.3)
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax liabilities, ending balance	(18.8)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(9.5)
Change in the year affecting net income	1.1
Change in the year affecting foreign exchange translation	(0.3)
Change in the year affecting goodwill	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax liabilities, ending balance	$ (8.7)